Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/10/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-5

5. Collateral Summary	Collection Period, Begin:	11/1/2011

	Collection Period, End:	11/30/2011

6. Charge-Off and Delinquency Rates	Determination Date:	12/12/2011

7. Credit Instruments	Distribution Date:	12/15/2011

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1		173,510,000.00	0.00	0.31469	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005RAA9	212,000,000.00	75,958,770.58	0.80	21,495,017.01	50,639.18	21,545,656.19	0.00	0.00	54,463,753.57
A-3	02005RAB7	338,000,000.00	338,000,000.00	1.11	0.00	312,650.00	312,650.00	0.00	0.00	338,000,000.00
A-4	02005RAC5	200,000,000.00	200,000,000.00	1.75	0.00	291,666.67	291,666.67	0.00	0.00	200,000,000.00
B	02005RAD3	26,750,000.00	26,750,000.00	2.45	0.00	54,614.58	54,614.58	0.00	0.00	26,750,000.00
C	02005RAE1	27,730,000.00	27,730,000.00	2.90	0.00	67,014.17	67,014.17	0.00	0.00	27,730,000.00
Deal Totals		977,990,000.00	668,438,770.58		21,495,017.01	776,584.60	22,271,601.61	0.00	0.00	646,943,753.57

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	358.29608764	101.39158967	0.23886406	101.63045373	0.00000000	256.90449797
A-3	1,000.00000000	0.00000000	0.92500000	0.92500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.45833335	1.45833335	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.04166654	2.04166654	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666679	2.41666679	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Beginning Aggregate Note Pool Factor:	683.48221411
Ending Aggregate Note Pool Factor:	661.50344438

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31469	0.00	0.00	0.00	0.00
A-2	30/360	75,958,770.58	0.80	50,639.18	50,639.18	0.00	0.00
A-3	30/360	338,000,000.00	1.11	312,650.00	312,650.00	0.00	0.00
A-4	30/360	200,000,000.00	1.75	291,666.67	291,666.67	0.00	0.00
Class A Totals		613,958,770.58		654,955.85	654,955.85	0.00	0.00

B	30/360	26,750,000.00	2.45	54,614.58	54,614.58	0.00	0.00
C	30/360	27,730,000.00	2.90	67,014.17	67,014.17	0.00	0.00
Deal Totals		668,438,770.58		776,584.60	776,584.60	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

4. Collections and Distributions

Collections
Receipts During the Period	24,754,651.19
Administrative Purchase Payments	18,829.84
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	255,062.74
Other Fees or Expenses Paid	0.00
Total Collections	25,028,543.77

Beginning Reserve Account Balance	9,903,757.42
Total Available Amount	34,932,301.19

Distributions
Total Available Amount	34,932,301.19
Basic Servicing Fee	605,632.28
Aggregate Class A Interest Distributable Amount	654,955.85
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	54,614.58
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,014.17
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	9,903,757.42
Noteholders' Regular Principal Distributable Amount	21,495,017.01
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	2,151,309.88

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	39,600	32,894	32,439
Deal Totals	Aggregate Receivables Principal Balance	990,375,742.09	690,722,224.78	669,227,207.77
	Aggregate Amount Financed	1,049,503,152.93	726,758,731.26	703,650,175.37

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.78000000	3.64293708	3.63565243	63.70	63.83	63.83	62.09	50.65	49.72

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.53%	1.37%	1.40%	1.11%	1.34%	1.08%	1.13%	1.11%	1.03%	1.27%	1.23%	1.09%	1.09%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	715,204,453.32	159,204.32	0.2671%	32,439	26	0.0802%
Preceding	738,505,486.71	81,097.49	0.1318%	32,894	26	0.0790%
Next Preceding	762,859,472.74	105,262.96	0.1656%	33,360	19	0.0570%
Three Month Average			0.1882%			0.0720%

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,049,503,152.93	888,029.21	0.0846%	31 - 60 days	107	2,561,541.78
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-5 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	24	649,313.84
				> 90 days	2	48,277.84

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	117	2,483,309.54
				Current Period	7	192,917.52
1. Prior Period Bankruptcies reflect currently active accounts. 2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Inventory Charged Off2	9	149,302.58
				Ending Inventory	115	2,526,924.48

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	9,903,757.42	9,903,757.42	0.00	0.00	0.00	9,903,757.42	9,903,757.42

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	12,385,742.09
Current Overcollateralization	22,283,454.20
Overcollateralization Target	22,283,454.20

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-5 will perform in the future.